John Deere Owner Trust 2021-B				EXHIBIT 99.2
Statement to Certificateholders

$273,000,000 Class A-1 0.07932% Asset Backed Notes due July 15, 2022
$360,500,000 Class A-2 0.25% Asset Backed Notes due June 17, 2024
$360,500,000 Class A-3 0.52% Asset Backed Notes due March 16, 2026
$75,140,000 Class A-4 0.74% Asset Backed Notes due May 15, 2028
$27,419,330 Overcollateralization

Payment Date:				16-Jan-24

(1)	Amount of principal being paid or distributed:

	(a)	Class A-1 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(b)	Class A-2 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(c)	Class A-3 Notes:		$18,604,175.87
		per $1,000 original principal amount:		$51.61

	(d)	Class A-4 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(e)	Total:		$18,604,175.87

(2)	(a)	Amount of interest being paid or distributed:

		(i)	Class A-1 Notes:	$0.00
			per $1,000 original principal amount:	$0.00

		(ii)	Class A-2 Notes:	$0.00
			per $1,000 original principal amount:	$0.00

		(iii)	Class A-3 Notes:	$95,183.71
			per $1,000 original principal amount:	$0.26

		(iv)	Class A-4 Notes:	$46,336.33
			per $1,000 original principal amount:	$0.62

		(v)	Total:	$141,520.04

(3)	(a)	Pool Balance (excluding accrued interest) at end of related Collection Period:		$305,889,594.80

	(b)	Note Value at end of related Collection Period:		$303,609,868.46

	(c)	Amount of Overcollateralization (Note Value less the aggregate principal amount of Notes) at end of related Collection Period:		$27,419,330.00

(4)	After giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii)	A-1 Note Pool Factor:	0.0000000

	(b)	(i)	Outstanding Principal Amount of Class A-2 Notes:	$0.00
		(ii)	A-2 Note Pool Factor:	0.0000000

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$201,050,538.64
		(ii)	A-3 Note Pool Factor:	0.5576991

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$75,140,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

(5)	(a)	Amount of Servicing Fee:	$270,629.96
		(i) per $1,000 original principal amount:	$0.24
	(b)	Amount of Servicing Fee earned:	$270,629.96
	(c)	Amount of Servicing Fee paid:	$270,629.96
	(d)	Amount of Servicing Fee Shortfall:	$0.00

(6)	Amount of Administration Fee:		$100.00

(7)	Amount paid to Indenture Trustee:		$0.00

(8)	Amount paid to Owner Trustee:		$0.00

(9)	Amount paid to Asset Representations Reviewer:
	(a)	Section 5.04 (iii) - Asset Representations Review Fees	$0.00
	(b)	Section 5.04 (ix) - Asset Representations Review Fees	$0.00

(10)	Amount paid to Certificateholder:		$659,374.80

(11)	(i)	Amount in Reserve Account:	$10,965,593.00
	(ii)	Specified Reserve Account Balance:	$10,965,593.00

(12)	(i)	Payoff Amount of Receivables 60 days or more past due:	$2,516,437.76
	(ii)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:	0.82%

(13)	(i)	Aggregate amount of net losses for the collection period:	$15,845.54
	(ii)	Cumulative amount of net losses:	$1,100,409.53
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.10%

(14)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i) Aggregate Principal Balance of Purchased Receivables:	$163,820.31
		(ii) % of Pool Balance:	0.05%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%